Employee Benefits (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Detail 2Abstract
+0.50%	$ (127)	$ (93)
-0.50%	$ 115	$ 103